DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus BASIC U.S. Government Money Market Fund for the six-month period ended August 31, 1998. For the period, your Fund produced an annualized yield of 5.17% and, after taking into account the effect of compounding, the annualized effective yield was 5.30%.*

THE ECONOMY

  Having consistently viewed inflation as the primary threat to our strong growth, low unemployment economy, the Federal Reserve Board (the "Fed") now has another factor to ponder in setting monetary policy: the risk of global recession. The wave of economic uncertainty that shook stock markets and caused currencies to devalue, which began in Thailand on July 2, 1997 (the onset of the Asian financial crisis), has spread throughout Asia and around the world. This financial tumult has underscored just how economically interrelated the world's nations are. In fact, the fragility of global financial markets was a key factor in the Fed's reluctance to raise interest rates in an economy now in its seventh year of economic expansion. It feared that an increase in rates might threaten the stability of other currencies.

  There were additional economic factors that stayed the Fed's hand. Inflation has remained tame, comfortably below 2% on the consumer level, and is minimal at the production level of the economy as well. One reason for the low inflation rate is the strong dollar, which keeps import prices down; domestic producers are constrained from raising prices by competition from lower priced foreign goods. This has all been good news for consumers, who account for two thirds of all economic activity. Bolstered by solid wage gains and abundant jobs, consumers have been a driving positive force in the economy. Whether it was housing, automobiles, big ticket or small ticket items, their spending and their overall economic optimism both were robust. By the end of the reporting period, however, there were hints that this could change. The political and economic instability in Russia jolted the U.S. stock market in August. The stock market selloff could cause consumers to grow less confident and curtail spending, even though the larger-scale economic fundamentals for consumers remain positive: low inflation and plentiful jobs (unemployment remains near its 28-year low of 4.5%).

The wave of currency devaluations that began over a year ago in Southeast Asia has become stronger. Collapsing currencies, the latest being the Russian ruble, have triggered often violent reactions in foreign financial markets. The distantfinancial turmoil has resulted in a reduced demand for U.S. exports, and has begun to curtail domestic corporate profit growth. In the second quarter, profits declined year-over-year for the first time in almost a decade. Mirroring the slide in corporate profits, industrial production declined in June and July. In addition to the profit pinch, second-quarter economic growth lessened to 1.6%, the slowest rate in three years and dramatically below the 5.5% rate reported for the first quarter. We remain alert for additional signs of the domestic effects of global financial problems.

THE MARKET ENVIRONMENT

  The economic forces described above drove down short-term interest rates in late July and during August, finally pushing them below the narrow band that had prevailed for many months.

  The most notable result was that, toward the end of the six-month fiscal period, the yield curve became inverted, with three-month Treasury bills actually yielding more than longer money market maturities.

  The inverted yield curve was caused by a flight to quality due to turmoil in both foreign and domestic financial markets. It also reflected an expectation in the market that the Fed's next move will be to reduce short-term rates, rather than boost them as had been assumed for more than a year.

PORTFOLIO FOCUS

In this environment, we have continued to maintain average maturities somewhat longer than the industry standard. This strategy provided very competitive yields for investors over the reporting period. We will continue this approach as long as warranted by the market outlook.

               Sincerely,


              [Patricia A. Larkin signature logo]

               Patricia A. Larkin

               Senior Portfolio Manager

September 17, 1998

New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.



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DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
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STATEMENT OF INVESTMENTS                          AUGUST 31, 1998 (UNAUDITED)

                                                                               Annualized
                                                                                Yield on
                                                                                Date of          Principal
U.S. Government Agencies--85.3%                                                 Purchase          Amount             Value
--------------------------------------------------------------------------   __________      _______________   _______________
Federal Farm Credit Banks, Discount Notes

   9/14/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.70%        $       8,700,000  $      8,682,894

   9/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.69                25,000,000        24,947,111

   9/17/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.70                11,185,000        11,157,957

   10/5/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.72                 4,380,000         4,357,476

   11/13/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.72                10,000,000         9,890,297

   3/12/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.50                 5,000,000         4,861,067

   8/3/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.56                 5,000,000         4,995,844

Federal Farm Credit Banks, Floating Rate Notes

   6/18/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.60 (a)           50,000,000        50,000,000

   6/22/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.54 (a)           40,000,000        39,980,991

   6/23/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.54 (a)           75,000,000        74,964,485

   1/28/00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.56 (a)           50,000,000        49,983,249

   6/29/00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.55 (a)           40,000,000        39,979,160

Federal Home Loan Banks, Discount Notes

   10/2/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.64                5,000,000         4,999,652

   1/29/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.42               25,000,000        24,464,583

   3/2/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.51               22,950,000        22,949,204

   3/12/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.57               23,100,000        23,092,405

   3/23/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.48               10,000,000         9,995,718

   4/7/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.65               25,000,000        24,988,055

   6/10/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.59               25,000,000        24,970,834

   6/11/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.61               40,000,000        39,975,848

   7/6/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.45               10,000,000         9,995,528

   7/13/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.59                2,000,000         1,998,969

   7/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.50               30,060,000        30,053,354

Federal Home Loan Banks, Floating Rate Notes

   9/8/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.80 (a)           10,000,000         9,999,862

   9/24/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.66 (a)           35,000,000        34,999,623

   3/10/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.57 (a)           35,000,000        34,999,271

Federal Home Loan, Notes

   3/12/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.57                5,800,000         5,800,174

   7/23/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.36                5,700,000         5,722,336

Federal Home Loan Mortgage Corp., Discount Notes

   3/12/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.48               10,000,000         9,995,356

Federal National Mortgage Association, Discount Notes

   10/16/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.64               45,000,000        44,694,250

   8/4/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.49               10,000,000         9,512,286

   8/9/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.59               25,000,000        24,978,474

   8/20/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.45                8,000,000         7,594,442

Federal National Mortgage Association, Floating Rate Notes

   9/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.58 (a)           25,000,000        24,999,249

   1/6/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.61 (a)           50,000,000        49,988,953

   3/16/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.60 (a)           10,000,000         9,993,825

   10/20/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.52 (a)           50,000,000        50,000,000

   1/21/00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.57 (a)           50,000,000        50,000,000


DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
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STATEMENT OF INVESTMENTS (CONTINUED)              AUGUST 31, 1998 (UNAUDITED)

                                                                               Annualized
                                                                                Yield on
                                                                                 Date of           Principal
U.S. Government Agencies (continued)                                             Purchase           Amount             Value
---------------------------------------------------------------------------
                                                                               __________       _______________   _______________

Federal National Mortgage Association, Notes

   7/30/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.39%        $       5,000,000  $       5,014,380

Student Loan Marketing Association, Discount Notes

   2/10/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.37                63,073,000         63,044,478

Student Loan Marketing Association, Floating Rate Notes

   9/16/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.72 (a)            25,000,000        25,000,556

   9/16/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.83 (a)            25,000,000        24,999,200

Student Loan Marketing Association, Notes

   6/30/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.52               15,000,000        15,004,593

                                                                                                                _______________

TOTAL U.S. GOVERNMENT AGENCIES (cost $1,047,625,989) . . . . . . . . . . .                                       $1,047,625,989

                                                                                                                ===============

Repurchase Agreements--13.7%
----------------------------------------------

Barclays De Zoette Wedd Securtities, Inc.

  dated 8/31/98, due 9/1/98 in the amount of $18,688,985

  (fully collateralized by $18,445,000 U.S. Treasury

   Notes, 6.75%, due 5/31/99, value $18,961,423) . . . . . . . . . . . . .      5.75%        $      18,686,000  $    18,686,000

Donaldson Lufkin & Jenrette Securities Corp.

  dated 8/31/98, due 9/1/98 in the amount of $74,011,819

  (fully collateralized by $73,834,000 U.S. Treasury

   Notes, 5.875-6.875%, due from 7/31/99-8/31/99, value $74,810,178) . . .      5.75                74,000,000       74,000,000

Morgan Stanley Dean Witter & Co

  dated 8/31/98, due 9/1/98 in the amount of $75,011,979

  (fully collateralized by $76,499,000 U.S. Treasury Notes,

   5.875%, due 2/28/99, value $76,750,475) . . . . . . . . . . . . . . . .      5.75                75,000,000       75,000,000

                                                                                                                _______________

TOTAL REPURCHASE AGREEMENTS (cost $167,686,000). . . . . . . . . . . . . .                                      $   167,686,000

                                                                                                                ===============


TOTAL INVESTMENTS (cost $1,215,311,989). . . . . . . . . . . .        99.0%                                     $ 1,215,311,989

                                                                   ========                                     ===============


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . .         1.0%                                     $    12,617,527

                                                                   ========                                     ===============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .       100.0%                                     $ 1,227,929,516

                                                                   ========                                     ===============

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate--subject to periodic change.

                      SEE NOTES TO FINANCIAL STATEMENTS.

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
DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
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STATEMENT OF ASSETS AND LIABILITIES               AUGUST 31, 1998 (UNAUDITED)

                                                                                                    Cost            Value
                                                                                              _______________  _______________
ASSETS:             Investments in securities--See Statement of Investments

                                   (including Repurchase agreements $167,686,000)
                                   --Note 1(b) . . . . . . . . . . . . . . . . . . . . . .     $1,215,311,989    $1,215,311,989

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            1,129,855

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                           11,870,982

                                                                                                                _______________

                                                                                                                  1,228,312,826

                                                                                                                _______________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              274,454

                                 Accrued expenses and other liabilities  . . . . . . . . .                              108,856

                                                                                                                _______________

                                                                                                                        383,310

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,227,929,516

                                                                                                                ===============

REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $1,228,547,747

                                 Accumulated net realized gain (loss) on investments . . .                             (618,231)

                                                                                                                _______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,227,929,516

                                                                                                                ===============

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized) . . . . . .                        1,228,547,747

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $1.00

                                                                                                                        ======

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
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STATEMENT OF OPERATIONS          SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                          $35,448,867

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .       $  3,144,513

                                 Shareholder servicing costs--Note 2(b)  . . . . . . . . .            628,141

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             51,647

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             41,544

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             22,731

                                 Trustees' fees and expenses--Note 2(c)  . . . . . . . . .             14,139

                                 Prospectus and shareholders' reports  . . . . . . . . . .             14,012

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              9,955

                                                                                                 ____________

                                        Total Expenses . . . . . . . . . . . . . . . . . .          3,926,682

                                 Less--reduction in management fee due to

                                    undertaking--Note 2(a) . . . . . . . . . . . . . . . .         (1,064,702)

                                                                                                 ____________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                            2,861,980

                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           32,586,887

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . . . . . .                               (1,245)

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                          $32,585,642

                                                                                                                   ============

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
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STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Six Months Ended
                                                                                         August 31, 1998        Year Ended
                                                                                           (Unaudited)       February 28, 1998
                                                                                        _________________    _________________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     32,586,887     $     70,607,074

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . .               (1,245)             (89,610)

                                                                                          _______________      _______________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . .           32,585,642           70,517,464

                                                                                          _______________      _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (32,773,430)         (70,420,531)

                                                                                          _______________      _______________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . .          500,128,502        1,279,726,698

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           31,168,574           66,574,075

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (611,827,191)      (1,497,699,684)

                                                                                          _______________      _______________

    Increase (Decrease) in Net Assets from Beneficial Interest Transactions  . . . .          (80,530,115)        (151,398,911)

                                                                                          _______________      _______________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . .          (80,717,903)        (151,301,978)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,308,647,419        1,459,949,397

                                                                                          _______________      _______________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $1,227,929,516       $1,308,647,419

                                                                                          ===============      ===============


Undistributed investment income--net . . . . . . . . . . . . . . . . . . . . . . . .           --               $      186,543

                                                                                          _______________      _______________

                      SEE NOTES TO FINANCIAL STATEMENTS.

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DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
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FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                 Six Months Ended
                                                 August 31, 1998                     Fiscal Year Ended February,
                                                                        ___________________________________________________

PER SHARE DATA:                                    (Unaudited)           1998        1997        1996         1995        1994
                                                   __________          ______       ______      ______       ______      ______

   Net asset value, beginning of period  . .          $  1.00         $  1.00      $  1.00     $  1.00     $  1.00      $  1.00

                                                       ______          ______       ______      ______       ______      ______

   Investment Operations:

   Investment income--net  . . . . . . . . .             .026            .052         .051        .058        .046         .032

                                                       ______          ______       ______      ______       ______      ______

   Distributions:

   Dividends from investment income--net . .            (.026)          (.052)       (.051)      (.058)       (.046)      (.032)

                                                       ______          ______       ______      ______       ______      ______

   Net asset value, end of period  . . . . .          $  1.00         $  1.00      $  1.00     $  1.00     $  1.00      $  1.00

                                                       ======          ======       ======      ======       ======      ======


TOTAL INVESTMENT RETURN. . . . . . . . . . .             5.26%*          5.33%        5.20%       5.94%        4.67%       3.30%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets .              .45%*           .45%         .45%        .31%         .17%        .02%

   Ratio of net investment income

       to average net assets . . . . . . . .             5.18%*          5.22%        5.09%       5.79%        5.05%       3.24%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  .              .17%*           .17%         .20%        .36%         .44%        .64%

   Net Assets, end of period (000's Omitted) . .   $1,227,930      $1,308,647   $1,459,949  $1,366,056   $1,041,722     $265,691
-----------------------------

*  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

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DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus BASIC U.S. Government Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act" ) as a diversified open-end management investment company. The Fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

  The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $566,500 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to February 28, 1998. The carryover does not include net realized securities losses from November 1, 1997 through February 28, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, $200 of the carryover expires in fiscal 2003, $523,000 expires in fiscal 2005 and $43,300 expires in fiscal 2006.

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  At August 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payablemonthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days' notice to the contrary, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed an annual rate of .45 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $1,064,702 during the period ended August 31, 1998.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended
August 31, 1998, the Fund was charged $452,488 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended August 31, 1998, the Fund was charged $80,246 pursuant to the transfer agency agreement.

  (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

Dreyfus lion "d" logo                          (reg.tm)

Dreyfus logo                                   (reg.tm)

DREYFUS BASIC U.S. GOVERNMENT

MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940








Printed in U.S.A.                                              124SA988

BASIC

U.S. Government

Money Market Fund

Semi-Annual

Report

August 31, 1998





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